Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	3 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 117,809	SFr 137,330
of which encumbered	80,600	91,278
Fair value of collateral received with the right to sell or repledge	386,480	422,269
of which sold or repledged	SFr 184,537	SFr 186,132